Additional Information-Financial Statement Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses	$ (35,584)	$ (42,088)	$ (44,167)
Interest income	1,126	1,312	1,901
Loss from equity method investment	(47)	(59)	(468)
Other income	1,810	3,069	534
Provision for income taxes	(4,578)	(6,373)	(727)
Net income attributable to China Digital TV Holding Co., Ltd.	1,528	20,890	24,408
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	(3,892)	(3,441)	2,904
Comprehensive income/(loss) attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	(2,331)	17,459	27,265
CDTV Holding [Member]
Operating expenses	$ (702)	(2,554)	(2,388)
Interest income		4	15
Equity in earnings of subsidiaries and VIE	$ 2,535	23,528	26,985
Net income before provision for income taxes	1,833	20,978	24,612
Provision for income taxes	(305)	(88)	(204)
Net income attributable to China Digital TV Holding Co., Ltd.	1,528	20,890	24,408
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	(3,859)	(3,431)	2,857
Comprehensive income/(loss) attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ (2,331)	$ 17,459	$ 27,265